DEBT - Schedule of Outstanding Gross Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
2024	$ 196,305
2025	76,851
2026	76,851
2027	409,706
2028 and thereafter	306,934
Total	1,066,647	$ 1,144,488
Deferred finance charges	(5,563)	(6,186)
Total	1,061,084	1,138,302
VIE debt
Debt Instrument [Line Items]
2024	79,453
2025	0
2026	0
2027	0
2028 and thereafter	0
Total	79,453
Deferred finance charges	0
Total	79,453
CoolCo
Debt Instrument [Line Items]
2024	116,852
2025	76,851
2026	76,851
2027	409,706
2028 and thereafter	306,934
Total	987,194	$ 1,041,018
Deferred finance charges	(5,563)
Total	$ 981,631